Summarized financial position and profit or loss of ANN (Details) (Parenthetical) - INR (₨) ₨ in Thousands	3 Months Ended	12 Months Ended
	Jun. 18, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
InvestmentInJointVentureLineItems [Line Items]
Depreciation		₨ 40,771	₨ 20,336	₨ 14,307
Adventure and Nature Network Pvt. Ltd. [member]
InvestmentInJointVentureLineItems [Line Items]
Precentage of group's carrying amount of the investment	50.00%	50.00%
Depreciation